Artisan International Value Fund Investment Objectives and Goals - Artisan International Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Artisan International Value FundInvestor: ARTKX |  Advisor: APDKX |  Institutional: APHKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.